Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 12,351	$ 11,561	$ 11,195	$ 11,433	$ 11,077	$ 11,047	$ 10,725	$ 10,488	$ 10,112	$ 10,077	$ 10,000
Class C
Account Value [Line Items]
Account Value	11,598	10,942	10,675	10,997	10,740	10,604	10,373	10,229	9,940	9,989	10,000
Class C1
Account Value [Line Items]
Account Value	11,665	10,996	10,750	10,961	10,706	10,731	10,472	10,299	9,995	10,018	10,000
Class I
Account Value [Line Items]
Account Value	1,264,283	1,180,099	1,139,600	1,160,947	1,121,733	1,114,833	1,079,460	1,053,359	1,014,569	1,009,392	1,000,000
Class IS
Account Value [Line Items]
Account Value	1,270,749	1,185,902	1,144,878	1,165,831	1,126,186	1,118,404	1,082,127	1,055,092	1,015,420	1,009,272	1,000,000
Class A-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class A-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,572	10,974	10,639	10,624	10,612	10,421	10,190	10,062	10,018	10,003	10,000
Class C-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class C-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,572	10,974	10,639	10,624	10,612	10,421	10,190	10,062	10,018	10,003	10,000
Class C1-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class C1-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,572	10,974	10,639	10,624	10,612	10,421	10,190	10,062	10,018	10,003	10,000
Class I-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	1,132,905	1,118,305	1,142,793	1,245,172	1,250,234	1,142,647	1,073,913	1,077,951	1,061,199	1,030,342	1,000,000
Class I-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	1,157,237	1,097,377	1,063,933	1,062,403	1,061,235	1,042,051	1,019,041	1,006,188	1,001,791	1,000,250	1,000,000
Class IS-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	1,132,905	1,118,305	1,142,793	1,245,172	1,250,234	1,142,647	1,073,913	1,077,951	1,061,199	1,030,342	1,000,000
Class IS-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	$ 1,157,237	$ 1,097,377	$ 1,063,933	$ 1,062,403	$ 1,061,235	$ 1,042,051	$ 1,019,041	$ 1,006,188	$ 1,001,791	$ 1,000,250	$ 1,000,000